FINANCIAL RISK MANAGEMENT - Interest rate risks (Details) - Interest rate swap derivative instruments - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT
Notional amount	₽ 49,429	₽ 49,451
Variable interest rate risk
FINANCIAL RISK MANAGEMENT
Percentage of the outstanding debt that has exposure to interest rate risk	100.00%	28.60%
Fixed interest rate risk
FINANCIAL RISK MANAGEMENT
Percentage of the outstanding debt that has exposure to interest rate risk	7.90%	12.90%